restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
restructuring and other costs
Goods and services purchased	$ 42		$ 13	$ 140	$ 57
Employee benefits expense	79		102	199	217
Total	121		115	339	274	$ 782	$ 717
Real estate rationalization-related restructuring impairments of property, plant and equipment		$ 31		99	52
Restructuring
restructuring and other costs
Goods and services purchased	41		9	138	51
Employee benefits expense	79		95	199	143
Total	120		104	337	194
Other
restructuring and other costs
Goods and services purchased	1		4	2	6
Employee benefits expense			7		74
Total	$ 1		$ 11	$ 2	$ 80